OTHER INCOME AND EXPENSES - Other expenses line item in consolidated statements of income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OTHER INCOME AND EXPENSES
Loss on disposal of property, plant and mine development (Note 9)	$ 41,219	$ 37,669
Interest income	(58,144)	(18,174)
Environmental remediation	43,239	14,719
Loss on sale of equity securities	40,175
Other	26,506	50,254
Total other income and expenses	$ 92,995	$ 84,468